Note 14 - Earnings (loss) Per Common Share (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 14 - Earnings (loss) Per Common Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	147,244	154,744	180,244
Chief Executive Officer [Member]
Note 14 - Earnings (loss) Per Common Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	147,244